JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 60.5%
U.S. Treasury Bonds
7.63%, 2/15/2025	13,000	13,217
6.50%, 11/15/2026	60,000	62,578
U.S. Treasury Notes
0.25%, 5/31/2025	39,000	37,148
2.88%, 5/31/2025	118,000	115,359
0.25%, 6/30/2025	64,000	60,760
4.63%, 6/30/2025	195,000	193,926
4.75%, 7/31/2025	196,000	195,166
2.00%, 8/15/2025	5,000	4,820
0.25%, 8/31/2025	87,000	81,960
0.25%, 9/30/2025	89,000	83,552
4.25%, 10/15/2025	100,000	98,926
2.25%, 11/15/2025	9,000	8,650
0.38%, 11/30/2025	1,165,000	1,087,955
2.63%, 12/31/2025	38,000	36,634
0.50%, 2/28/2026	26,000	24,089
0.75%, 3/31/2026	217,000	201,386
4.50%, 3/31/2026	60,000	59,566
0.75%, 4/30/2026	124,000	114,749
0.75%, 5/31/2026	6,000	5,536
0.88%, 6/30/2026	218,000	201,139
0.63%, 7/31/2026	70,000	64,039
0.75%, 8/31/2026	705,000	644,690
0.88%, 9/30/2026	220,000	201,300
1.63%, 9/30/2026	215,000	200,219
4.63%, 10/15/2026	50,000	49,824
1.13%, 10/31/2026	259,000	237,673
1.63%, 10/31/2026	39,000	36,233
1.25%, 11/30/2026	339,000	311,324
1.63%, 11/30/2026	57,000	52,854
1.25%, 12/31/2026	218,000	199,828
1.50%, 1/31/2027	34,000	31,288
0.63%, 3/31/2027	19,000	16,981
0.50%, 6/30/2027	391,000	345,027
0.38%, 7/31/2027	172,000	150,634
0.50%, 8/31/2027	300,000	262,992
0.38%, 9/30/2027	90,000	78,321
4.13%, 10/31/2027	100,000	98,430
3.88%, 12/31/2027	20,000	19,523
0.75%, 1/31/2028	36,000	31,379
3.50%, 1/31/2028	350,000	337,121
2.75%, 2/15/2028	137,000	128,416
3.63%, 3/31/2028	50,000	48,332
2.88%, 5/15/2028	5,000	4,697
3.63%, 5/31/2028	203,000	196,085
1.25%, 6/30/2028	57,000	50,035
1.00%, 7/31/2028	232,000	201,024
4.13%, 7/31/2028	195,000	191,831

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.88%, 8/15/2028	61,000	57,116
1.13%, 8/31/2028	231,000	200,754
4.38%, 8/31/2028	199,000	197,632
4.63%, 9/30/2028	198,000	198,572
1.38%, 10/31/2028	174,000	152,182
1.50%, 11/30/2028	179,000	157,115
1.38%, 12/31/2028	175,000	152,428
1.75%, 1/31/2029	23,000	20,342
1.88%, 2/28/2029	12,000	10,658
4.25%, 2/28/2029	141,000	139,447
2.38%, 3/31/2029	113,000	102,583
4.13%, 3/31/2029	10,000	9,832
2.88%, 4/30/2029	119,000	110,475
2.38%, 5/15/2029	97,000	87,891
4.50%, 5/31/2029	115,000	115,027
Total U.S. Treasury Obligations (Cost $8,787,407)		8,589,270
Corporate Bonds — 24.5%
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.60%, 10/30/2025	38,000	36,218
2.75%, 2/1/2026	15,000	14,200
HEICO Corp. 5.25%, 8/1/2028	8,000	7,977
Lockheed Martin Corp. 3.55%, 1/15/2026	2,000	1,951
		60,346
Automobiles — 0.3%
Ford Motor Co. 6.63%, 10/1/2028	6,000	6,225
Toyota Motor Corp. (Japan) 1.34%, 3/25/2026	41,000	38,349
		44,574
Banks — 6.6%
Bangko Sentral ng Pilipinas International Bond (Philippines) 8.60%, 6/15/2027	13,000	14,085
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (a)	36,000	33,858
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (a)	20,000	18,697
(SOFR + 0.96%), 1.73%, 7/22/2027 (a)	30,000	27,703
(SOFR + 1.34%), 5.93%, 9/15/2027 (a)	22,000	22,212
(SOFR + 1.58%), 4.38%, 4/27/2028 (a)	6,000	5,836
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (a)	17,000	16,021
Bank of Montreal (Canada)
(SOFR + 0.60%), 0.95%, 1/22/2027 (a)	6,000	5,578
2.65%, 3/8/2027	39,000	36,475
Citigroup, Inc.
4.40%, 6/10/2025	17,000	16,783
4.13%, 7/25/2028	15,000	14,334
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (a)	29,000	27,341
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (a)	44,000	41,372
Citizens Financial Group, Inc. 2.85%, 7/27/2026	37,000	34,849
Fifth Third Bancorp (SOFR + 1.36%), 4.06%, 4/25/2028 (a)	22,000	20,970

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom) (SOFR + 1.29%), 1.59%, 5/24/2027	25,000	23,253
KeyCorp 4.15%, 10/29/2025	8,000	7,806
Kreditanstalt fuer Wiederaufbau (Germany)
1.25%, 1/31/2025	23,000	22,391
1.00%, 10/1/2026	28,000	25,669
4.00%, 3/15/2029	12,000	11,686
Landwirtschaftliche Rentenbank (Germany) 0.88%, 3/30/2026	39,000	36,218
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 2/22/2027	39,000	37,531
3.96%, 3/2/2028	21,000	20,152
Oesterreichische Kontrollbank AG (Austria)
4.13%, 1/20/2026	40,000	39,403
0.50%, 2/2/2026	5,000	4,638
PNC Financial Services Group, Inc. (The) (SOFR + 1.84%), 5.58%, 6/12/2029 (a)	6,000	6,035
Regions Financial Corp. 1.80%, 8/12/2028	14,000	12,058
Royal Bank of Canada (Canada) 1.20%, 4/27/2026	23,000	21,301
Santander Holdings USA, Inc.
(SOFR + 2.33%), 5.81%, 9/9/2026 (a)	6,000	5,969
(SOFR + 1.25%), 2.49%, 1/6/2028 (a)	5,000	4,587
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	61,000	57,776
4.31%, 10/16/2028	6,000	5,831
Synovus Financial Corp. 5.20%, 8/11/2025	23,000	22,716
Toronto-Dominion Bank (The) (Canada)
0.75%, 9/11/2025	5,000	4,718
2.80%, 3/10/2027	6,000	5,620
(USD Swap Semi 5 Year + 2.21%), 3.63%, 9/15/2031 (a) (b)	7,000	6,679
Truist Financial Corp.
3.70%, 6/5/2025	6,000	5,884
(SOFR + 1.37%), 4.12%, 6/6/2028 (a)	17,000	16,333
US Bancorp
Series X, 3.15%, 4/27/2027	30,000	28,491
(SOFR + 0.73%), 2.22%, 1/27/2028 (a)	15,000	13,800
Wells Fargo & Co.
3.00%, 4/22/2026	8,000	7,660
(3-MONTH CME TERM SOFR + 1.43%), 3.20%, 6/17/2027 (a)	18,000	17,209
(SOFR + 1.98%), 4.81%, 7/25/2028 (a)	16,000	15,714
4.15%, 1/24/2029	30,000	28,739
(SOFR + 1.74%), 5.57%, 7/25/2029 (a)	35,000	35,208
Westpac Banking Corp. (Australia)
5.46%, 11/18/2027	14,000	14,177
3.40%, 1/25/2028	36,000	34,072
		935,438
Beverages — 0.4%
Coca-Cola Co. (The) 1.00%, 3/15/2028	21,000	18,302
Keurig Dr. Pepper, Inc.
3.40%, 11/15/2025	2,000	1,943

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
2.55%, 9/15/2026	33,000	31,048
PepsiCo, Inc. 2.85%, 2/24/2026	10,000	9,642
		60,935
Biotechnology — 0.3%
Amgen, Inc. 1.65%, 8/15/2028	42,000	36,531
Capital Markets — 2.9%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	2,000	1,897
Ares Capital Corp. 3.25%, 7/15/2025	16,000	15,502
Bank of New York Mellon Corp. (The) Series J, 1.90%, 1/25/2029	28,000	24,486
Blue Owl Capital Corp. 2.88%, 6/11/2028	25,000	22,128
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	14,000	13,764
Charles Schwab Corp. (The) 2.00%, 3/20/2028	6,000	5,361
CME Group, Inc. 3.75%, 6/15/2028	12,000	11,571
Deutsche Bank AG (Germany) 4.10%, 1/13/2026	41,000	40,109
FactSet Research Systems, Inc. 2.90%, 3/1/2027	31,000	28,950
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (a)	24,000	22,321
(SOFR + 0.91%), 1.95%, 10/21/2027 (a)	46,000	42,297
(SOFR + 1.11%), 2.64%, 2/24/2028 (a)	5,000	4,646
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (a)	24,000	22,666
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (a)	7,000	6,709
Intercontinental Exchange, Inc. 3.75%, 12/1/2025	7,000	6,835
Morgan Stanley
5.00%, 11/24/2025	32,000	31,746
3.95%, 4/23/2027	11,000	10,614
(SOFR + 0.88%), 1.59%, 5/4/2027 (a)	14,000	12,990
(SOFR + 0.86%), 1.51%, 7/20/2027 (a)	5,000	4,602
3.59%, 7/22/2028 (c)	5,000	4,739
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (a)	28,000	26,958
Northern Trust Corp. 3.65%, 8/3/2028	32,000	30,502
State Street Corp. (SOFR + 0.73%), 2.20%, 2/7/2028 (a)	29,000	26,856
		418,249
Chemicals — 0.2%
Air Products and Chemicals, Inc. 1.85%, 5/15/2027	9,000	8,252
DuPont de Nemours, Inc. 4.49%, 11/15/2025	10,000	9,873
LYB International Finance III LLC 1.25%, 10/1/2025	5,000	4,716
		22,841
Commercial Services & Supplies — 0.0% ^
RELX Capital, Inc. (United Kingdom) 4.00%, 3/18/2029	7,000	6,680
Consumer Finance — 0.8%
American Express Co. 1.65%, 11/4/2026	17,000	15,595
American Honda Finance Corp.
1.00%, 9/10/2025	17,000	16,089
2.25%, 1/12/2029	12,000	10,625
Capital One Financial Corp. (SOFR + 2.06%), 4.93%, 5/10/2028 (a)	11,000	10,821
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	6,000	5,318

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
John Deere Capital Corp.
3.45%, 3/7/2029	5,000	4,693
3.35%, 4/18/2029	11,000	10,278
PACCAR Financial Corp. 2.00%, 2/4/2027	2,000	1,853
Synchrony Financial 3.95%, 12/1/2027	24,000	22,467
Toyota Motor Credit Corp.
0.80%, 10/16/2025	3,000	2,826
3.05%, 3/22/2027	17,000	16,106
		116,671
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp. 1.38%, 6/20/2027	3,000	2,707
Dollar General Corp. 3.88%, 4/15/2027	12,000	11,553
Kroger Co. (The) 3.50%, 2/1/2026	2,000	1,942
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	9,000	8,583
		24,785
Containers & Packaging — 0.2%
Berry Global, Inc. 1.57%, 1/15/2026	26,000	24,355
WRKCo, Inc. 4.65%, 3/15/2026	3,000	2,955
		27,310
Distributors — 0.2%
LKQ Corp. 5.75%, 6/15/2028	24,000	24,233
Diversified REITs — 0.3%
Simon Property Group LP
3.50%, 9/1/2025	33,000	32,229
3.38%, 12/1/2027	9,000	8,502
		40,731
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
3.88%, 1/15/2026	8,000	7,813
1.70%, 3/25/2026	11,000	10,297
1.65%, 2/1/2028	16,000	14,138
Verizon Communications, Inc.
0.85%, 11/20/2025	26,000	24,365
3.00%, 3/22/2027	13,000	12,277
2.10%, 3/22/2028	12,000	10,751
4.33%, 9/21/2028	6,000	5,815
		85,456
Electric Utilities — 1.4%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	2,000	1,875
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (a)	19,000	17,051
Eversource Energy Series Q, 0.80%, 8/15/2025	30,000	28,272
ITC Holdings Corp. 3.25%, 6/30/2026	10,000	9,559
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (a)	22,000	20,081

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Pacific Gas and Electric Co.
3.15%, 1/1/2026	4,000	3,846
2.95%, 3/1/2026	6,000	5,726
3.00%, 6/15/2028	5,000	4,559
Public Service Electric and Gas Co. 0.95%, 3/15/2026	10,000	9,285
Southern Co. (The) Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (a)	44,000	42,408
Union Electric Co. 2.95%, 6/15/2027	29,000	27,173
Virginia Electric and Power Co. Series A, 3.80%, 4/1/2028	32,000	30,469
		200,304
Electrical Equipment — 0.3%
ABB Finance USA, Inc. (Switzerland) 3.80%, 4/3/2028	16,000	15,513
Emerson Electric Co. 0.88%, 10/15/2026	25,000	22,737
		38,250
Electronic Equipment, Instruments & Components — 0.0% ^
Jabil, Inc. 3.95%, 1/12/2028	5,000	4,724
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC 3.34%, 12/15/2027	14,000	13,189
Schlumberger Investment SA 4.50%, 5/15/2028	29,000	28,518
		41,707
Entertainment — 0.2%
TWDC Enterprises 18 Corp. 2.95%, 6/15/2027	5,000	4,728
Walt Disney Co. (The) 2.20%, 1/13/2028	19,000	17,332
		22,060
Financial Services — 0.9%
Block Financial LLC 2.50%, 7/15/2028	37,000	32,916
Global Payments, Inc. 4.95%, 8/15/2027	10,000	9,868
Private Export Funding Corp. Series PP, 1.40%, 7/15/2028	31,000	27,072
Shell International Finance BV 3.88%, 11/13/2028	13,000	12,457
Visa, Inc.
0.75%, 8/15/2027	8,000	7,056
2.75%, 9/15/2027	38,000	35,555
		124,924
Food Products — 0.1%
Hormel Foods Corp. 1.70%, 6/3/2028	5,000	4,415
Kellanova 3.25%, 4/1/2026	8,000	7,705
		12,120
Ground Transportation — 0.3%
CSX Corp. 3.80%, 3/1/2028	28,000	26,873
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	5,000	4,877
Union Pacific Corp. 2.15%, 2/5/2027	12,000	11,137
		42,887
Health Care Providers & Services — 0.8%
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	5,000	4,771

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
CVS Health Corp. 1.30%, 8/21/2027	60,000	52,891
Elevance Health, Inc. 1.50%, 3/15/2026	10,000	9,343
Humana, Inc. 1.35%, 2/3/2027	5,000	4,508
Sutter Health Series 20A, 1.32%, 8/15/2025	31,000	29,509
UnitedHealth Group, Inc. 1.15%, 5/15/2026	10,000	9,267
		110,289
Hotels, Restaurants & Leisure — 0.3%
Expedia Group, Inc. 5.00%, 2/15/2026	6,000	5,943
Hyatt Hotels Corp. 4.85%, 3/15/2026	31,000	30,680
		36,623
Household Durables — 0.1%
DR Horton, Inc. 1.40%, 10/15/2027	2,000	1,771
Lennar Corp. 5.00%, 6/15/2027	10,000	9,926
		11,697
Household Products — 0.4%
Colgate-Palmolive Co. 4.60%, 3/1/2028	30,000	29,899
Procter & Gamble Co. (The)
1.00%, 4/23/2026	14,000	13,027
2.80%, 3/25/2027	21,000	19,914
		62,840
Industrial Conglomerates — 0.3%
Honeywell International, Inc. 1.10%, 3/1/2027	42,000	37,949
Industrial REITs — 0.0% ^
Prologis LP 2.13%, 4/15/2027	4,000	3,684
Insurance — 0.5%
Aflac, Inc. 1.13%, 3/15/2026	30,000	27,859
Assurant, Inc. 4.90%, 3/27/2028	9,000	8,773
Berkshire Hathaway Finance Corp. 2.30%, 3/15/2027	6,000	5,613
Prudential Financial, Inc.
1.50%, 3/10/2026	10,000	9,364
(3-MONTH SOFR + 2.38%), 4.50%, 9/15/2047 (a)	8,000	7,513
RenaissanceRe Holdings Ltd. (Bermuda) 3.60%, 4/15/2029	19,000	17,474
		76,596
IT Services — 0.3%
DXC Technology Co. 2.38%, 9/15/2028	37,000	31,661
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	5,000	4,607
		36,268
Machinery — 0.0% ^
Otis Worldwide Corp. 5.25%, 8/16/2028	7,000	7,029
Media — 0.3%
Charter Communications Operating LLC 3.75%, 2/15/2028	5,000	4,633

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Comcast Corp.
3.38%, 8/15/2025	12,000	11,733
3.95%, 10/15/2025	29,000	28,465
		44,831
Metals & Mining — 0.1%
ArcelorMittal SA (Luxembourg) 4.55%, 3/11/2026	11,000	10,790
BHP Billiton Finance USA Ltd. (Australia)
6.42%, 3/1/2026	1,000	1,018
4.75%, 2/28/2028	5,000	4,948
		16,756
Multi-Utilities — 0.2%
NiSource, Inc. 0.95%, 8/15/2025	28,000	26,497
Oil, Gas & Consumable Fuels — 0.9%
BP Capital Markets plc 3.72%, 11/28/2028	10,000	9,459
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,000	4,825
Chevron Corp. 2.00%, 5/11/2027	10,000	9,210
Energy Transfer LP 4.75%, 1/15/2026	7,000	6,914
Equinor ASA (Norway) 1.75%, 1/22/2026	6,000	5,680
MPLX LP 4.00%, 3/15/2028	5,000	4,772
ONEOK, Inc. 2.20%, 9/15/2025	29,000	27,761
Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030 (d)	1	1
Pioneer Natural Resources Co. 1.13%, 1/15/2026	15,000	14,038
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	5,000	4,818
TotalEnergies Capital International SA (France) 3.46%, 2/19/2029	32,000	29,995
TransCanada PipeLines Ltd. (Canada) 4.25%, 5/15/2028	7,000	6,738
		124,211
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 2.50%, 9/15/2028	5,000	4,354
Pharmaceuticals — 0.7%
AstraZeneca plc (United Kingdom)
0.70%, 4/8/2026	23,000	21,215
4.00%, 1/17/2029	16,000	15,373
Johnson & Johnson
2.45%, 3/1/2026	5,000	4,790
0.95%, 9/1/2027	12,000	10,636
2.90%, 1/15/2028	15,000	14,116
Merck & Co., Inc.
1.70%, 6/10/2027	29,000	26,385
1.90%, 12/10/2028	13,000	11,471
		103,986
Residential REITs — 0.0% ^
AvalonBay Communities, Inc. 3.50%, 11/15/2025	2,000	1,951

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — 0.1%
Agree LP 2.00%, 6/15/2028	6,000	5,256
Brixmor Operating Partnership LP 3.90%, 3/15/2027	6,000	5,732
		10,988
Semiconductors & Semiconductor Equipment — 0.2%
NVIDIA Corp. 1.55%, 6/15/2028	7,000	6,195
QUALCOMM, Inc. 1.30%, 5/20/2028	18,000	15,699
		21,894
Software — 0.3%
Microsoft Corp. 3.30%, 2/6/2027	7,000	6,737
Roper Technologies, Inc. 1.00%, 9/15/2025	37,000	34,939
		41,676
Specialized REITs — 0.5%
American Tower Corp. 1.30%, 9/15/2025	11,000	10,421
Crown Castle, Inc.
5.00%, 1/11/2028	5,000	4,921
3.80%, 2/15/2028	6,000	5,663
4.80%, 9/1/2028	7,000	6,833
CubeSmart LP 2.25%, 12/15/2028	18,000	15,764
Equinix, Inc.
1.25%, 7/15/2025	16,000	15,243
2.00%, 5/15/2028	8,000	7,032
Public Storage Operating Co. 0.88%, 2/15/2026	10,000	9,296
		75,173
Specialty Retail — 0.5%
Home Depot, Inc. (The) 3.35%, 9/15/2025	5,000	4,885
Lowe's Cos., Inc.
3.38%, 9/15/2025	6,000	5,849
1.70%, 9/15/2028	41,000	35,656
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	31,000	29,487
		75,877
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
3.00%, 11/13/2027	15,000	14,183
1.20%, 2/8/2028	6,000	5,281
4.00%, 5/10/2028	5,000	4,881
1.40%, 8/5/2028	39,000	34,116
Dell International LLC 5.85%, 7/15/2025	7,000	7,021
		65,482
Tobacco — 0.3%
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	10,000	8,920
BAT International Finance plc (United Kingdom) 5.93%, 2/2/2029	36,000	36,776
		45,696

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.88%, 1/15/2026	20,000	19,120
2.10%, 9/1/2028	10,000	8,737
GATX Corp. 3.25%, 9/15/2026	5,000	4,763
		32,620
Water Utilities — 0.1%
American Water Capital Corp. 2.95%, 9/1/2027	13,000	12,162
Total Corporate Bonds (Cost $3,513,821)		3,478,885
Mortgage-Backed Securities — 6.5%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	2,274	2,225
Pool # G18568, 2.50%, 9/1/2030	5,656	5,298
Pool # J33012, 3.00%, 10/1/2030	13,612	12,927
Pool # G18600, 2.50%, 5/1/2031	4,295	4,004
Pool # J35495, 2.50%, 10/1/2031	8,456	7,876
Pool # G18632, 3.00%, 2/1/2032	4,586	4,324
Pool # J37147, 3.00%, 6/1/2032	5,018	4,707
Pool # G18715, 3.00%, 12/1/2033	3,258	3,032
FHLMC UMBS, 15 Year
Pool # ZS8617, 2.50%, 8/1/2031	9,630	8,973
Pool # ZS7938, 2.50%, 1/1/2033	1,298	1,202
Pool # ZK9341, 3.00%, 3/1/2033	1,688	1,569
Pool # ZT0716, 3.00%, 10/1/2033	1,726	1,605
Pool # SB0194, 2.50%, 12/1/2033	3,702	3,417
Pool # SB0109, 2.50%, 11/1/2034	6,627	6,017
Pool # SB0264, 2.50%, 2/1/2035	9,656	8,769
Pool # SB0401, 2.00%, 7/1/2035	14,544	12,803
Pool # SB0394, 2.50%, 7/1/2035	8,070	7,309
Pool # SB8501, 2.00%, 8/1/2035	11,133	9,801
Pool # SB0406, 2.50%, 8/1/2035	14,928	13,519
Pool # SB8058, 2.50%, 8/1/2035	10,796	9,718
Pool # RC1591, 1.50%, 10/1/2035	16,807	14,362
Pool # QN4278, 2.00%, 11/1/2035	5,965	5,246
Pool # QN4490, 1.50%, 12/1/2035	14,091	12,041
Pool # SB0450, 2.00%, 12/1/2035	27,968	24,732
Pool # SB8083, 1.50%, 1/1/2036	62,121	53,004
Pool # SB8102, 1.50%, 5/1/2036	22,283	19,011
Pool # SB8118, 1.50%, 9/1/2036	48,246	41,070
Pool # SB8141, 2.00%, 2/1/2037	39,037	34,101
Pool # SB8222, 4.50%, 4/1/2038	12,256	11,955
FNMA UMBS, 15 Year
Pool # AV4793, 3.50%, 5/1/2029	6,000	5,758
Pool # AS4489, 2.50%, 3/1/2030	1,237	1,161
Pool # AL6583, 3.00%, 3/1/2030	2,713	2,585
Pool # AL9852, 3.00%, 9/1/2030	7,726	7,353
Pool # AS7467, 2.50%, 7/1/2031	4,605	4,285

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM6169, 3.50%, 5/1/2032	11,816	11,451
Pool # BM3276, 3.50%, 12/1/2032	5,837	5,567
Pool # CA1089, 3.00%, 2/1/2033	5,141	4,821
Pool # FM4036, 2.50%, 12/1/2033	6,341	5,873
Pool # BN3975, 3.00%, 1/1/2034	670	623
Pool # MA3631, 3.00%, 4/1/2034	5,477	5,070
Pool # MA3709, 2.50%, 6/1/2034	3,663	3,326
Pool # BJ5549, 3.00%, 8/1/2034	1,657	1,534
Pool # FM2403, 3.50%, 9/1/2034	6,076	5,771
Pool # FM5400, 2.50%, 10/1/2034	7,960	7,412
Pool # MA3828, 3.00%, 11/1/2034	5,699	5,283
Pool # BP5762, 2.50%, 6/1/2035	18,874	17,121
Pool # FM3936, 2.50%, 8/1/2035	3,414	3,158
Pool # CA7497, 2.50%, 10/1/2035	7,419	6,718
Pool # FM4850, 2.00%, 11/1/2035	12,480	10,986
Pool # FM5396, 2.00%, 12/1/2035	28,085	24,786
Pool # FM6510, 2.00%, 3/1/2036	27,510	24,278
Pool # FM6512, 2.00%, 3/1/2036	3,304	2,908
Pool # MA4298, 2.50%, 3/1/2036	15,835	14,272
Pool # CB0302, 1.50%, 5/1/2036	43,845	37,408
Pool # FM7113, 2.00%, 5/1/2036	3,379	2,970
Pool # MA4329, 2.00%, 5/1/2036	54,025	47,387
Pool # BP3507, 2.00%, 6/1/2036	53,361	46,903
Pool # CB0747, 2.50%, 6/1/2036	8,524	7,658
Pool # MA4384, 2.50%, 7/1/2036	3,988	3,589
Pool # FM9020, 2.00%, 9/1/2036	6,877	6,069
Pool # FM9367, 1.50%, 11/1/2036	42,438	36,008
Pool # MA4470, 2.00%, 11/1/2036	29,920	26,189
Pool # MA4497, 2.00%, 12/1/2036	29,063	25,419
Pool # MA4516, 2.00%, 1/1/2037	38,286	33,486
Pool # FS4759, 2.50%, 4/1/2037	43,614	39,387
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 3.00%, 6/25/2039 (e)	37,000	34,024
TBA, 4.00%, 6/25/2039 (e)	12,000	11,505
TBA, 5.00%, 6/25/2039 (e)	8,000	7,919
TBA, 5.50%, 6/25/2039 (e)	5,000	5,007
GNMA II, 15 Year
Pool # MA4559, 3.00%, 7/20/2032	4,019	3,781
Pool # MA7107, 2.50%, 1/20/2036	16,154	14,534
Total Mortgage-Backed Securities (Cost $1,019,448)		915,960
Supranational — 2.5%
African Development Bank (Supranational) 0.88%, 3/23/2026	23,000	21,381
Asian Development Bank (Supranational)
0.38%, 6/11/2024	16,000	15,982
2.00%, 1/22/2025	11,000	10,770
1.25%, 6/9/2028	7,000	6,130

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
Asian Infrastructure Investment Bank (The) (Supranational) 0.50%, 5/28/2025	30,000	28,640
European Bank for Reconstruction & Development (Supranational)
1.50%, 2/13/2025	5,000	4,870
0.50%, 11/25/2025	4,000	3,741
European Investment Bank (Supranational)
3.88%, 3/15/2028	35,000	34,047
4.00%, 2/15/2029	29,000	28,255
Inter-American Development Bank (Supranational)
0.50%, 9/23/2024	5,000	4,926
0.88%, 4/20/2026	56,000	51,928
1.13%, 7/20/2028	39,000	33,912
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/25/2024	25,000	24,658
0.63%, 4/22/2025	20,000	19,205
1.88%, 10/27/2026	34,000	31,744
1.38%, 4/20/2028	37,000	32,722
International Finance Corp. (Supranational) 0.75%, 10/8/2026	6,000	5,463
Total Supranational (Cost $365,347)		358,374
Commercial Mortgage-Backed Securities — 1.8%
Benchmark Mortgage Trust Series 2019-B12, Class A2, 3.00%, 8/15/2052	6,083	5,865
CGMS Commercial Mortgage Trust Series 2017-B1, Class AAB, 3.24%, 8/15/2050	11,091	10,679
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	4,073	3,988
Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	19,267
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	20,000	19,483
FHLMC, Multi-Family Structured Pass-Through Certificates Series K092, Class A1, 3.13%, 10/25/2028	127,037	121,532
FNMA ACES Series 2017-M10, Class AV2, 2.51%, 7/25/2024 (c)	4,810	4,782
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class D, 4.22%, 1/15/2049 (c)	10,000	8,174
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class A3, 3.25%, 12/15/2047	4,035	4,010
Series 2016-C31, Class A5, 3.10%, 11/15/2049	32,000	29,803
Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class A4, 3.70%, 11/15/2048	24,000	23,294
Total Commercial Mortgage-Backed Securities (Cost $262,260)		250,877
Foreign Government Securities — 1.3%
Canada Government Bond 0.75%, 5/19/2026	10,000	9,230
Province of Alberta 1.00%, 5/20/2025	13,000	12,472
Province of British Columbia 0.90%, 7/20/2026	10,000	9,180
Province of Manitoba 1.50%, 10/25/2028	48,000	41,792
Province of Ontario
0.63%, 1/21/2026	22,000	20,464
1.05%, 4/14/2026	8,000	7,435
Province of Quebec
0.60%, 7/23/2025	21,000	19,923
3.63%, 4/13/2028	20,000	19,178
Republic of Peru 4.13%, 8/25/2027	36,000	34,552

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Poland
3.25%, 4/6/2026	7,000	6,779
4.63%, 3/18/2029	5,000	4,908
Total Foreign Government Securities (Cost $191,349)		185,913
U.S. Government Agency Securities — 1.2%
FFCB Funding Corp.
2.51%, 4/1/2025	4,000	3,908
3.32%, 2/25/2026	10,000	9,719
3.00%, 8/3/2026	7,000	6,718
1.00%, 10/7/2026	46,000	41,847
0.75%, 12/16/2026	18,000	16,197
FHLB
0.66%, 10/28/2024	10,000	9,805
1.25%, 12/21/2026	10,000	9,161
3.25%, 11/16/2028	30,000	28,412
FHLMC
5.20%, 1/10/2025	5,000	4,989
4.00%, 2/28/2025	20,000	19,804
FNMA 1.88%, 9/24/2026	7,000	6,553
Tennessee Valley Authority 3.88%, 3/15/2028	10,000	9,721
Total U.S. Government Agency Securities (Cost $170,815)		166,834
Asset-Backed Securities — 0.3%
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A, 3.49%, 5/15/2027	30,000	29,438
CarMax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/2025	2,728	2,706
Discover Card Execution Note Trust Series 2022-A1, Class A1, 1.96%, 2/15/2027	10,000	9,747
Exeter Automobile Receivables Trust Series 2021-3A, Class C, 0.96%, 10/15/2026	4,046	3,999
World Omni Auto Receivables Trust Series 2021-C, Class A3, 0.44%, 8/17/2026	3,761	3,680
Total Asset-Backed Securities (Cost $50,046)		49,570
Municipal Bonds — 0.3% (f)
California — 0.1%
University of California, Taxable Series 2020BG, Rev., 0.88%, 5/15/2025	5,000	4,795
Florida — 0.2%
State Board of Administration Finance Corp. Series 2020A, Rev., 1.71%, 7/1/2027	36,000	32,421
Total Municipal Bonds (Cost $39,166)		37,216

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (g) (h) (Cost $84,148)	84,148	84,148
Total Investments — 99.5% (Cost $14,483,807)		14,117,047
Other Assets Less Liabilities — 0.5%		77,397
NET ASSETS — 100.0%		14,194,444

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $6,679 or 0.05% of the Fund’s net assets as of May 31, 2024.

(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2024.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$49,570	$—	$49,570
Commercial Mortgage-Backed Securities	—	250,877	—	250,877
Corporate Bonds	—	3,478,885	—	3,478,885
Foreign Government Securities	—	185,913	—	185,913
Mortgage-Backed Securities	—	915,960	—	915,960
Municipal Bonds	—	37,216	—	37,216

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Supranational	$—	$358,374	$—	$358,374
U.S. Government Agency Securities	—	166,834	—	166,834
U.S. Treasury Obligations	—	8,589,270	—	8,589,270
Short-Term Investments
Investment Companies	84,148	—	—	84,148
Total Investments in Securities	$84,148	$14,032,899	$—	$14,117,047
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$130,683	$341,643	$388,178	$—	$—	$84,148	84,148	$999	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.